Pensions and Post-Employment Benefits - Schedule Actuarial Results Related to Pension and Other Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recorded in operating costs and expenses
Service cost	$ 11	$ 10	$ 11
Past service cost	0	0	1
Settlements, curtailments and other changes	0	(10)	2
Total defined benefit expense	11	0	14
Recorded in other financial expenses
Net interest cost	40	44	28
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(74)	45	(176)
Total (loss) / gain recognized during the period	(23)	89	(134)
Pension defined benefit plans [member]
Recorded in operating costs and expenses
Service cost	7	6	7
Past service cost	0	0	1
Settlements, curtailments and other changes	0	(9)	2
Total defined benefit expense	7	(3)	10
Recorded in other financial expenses
Net interest cost	32	36	22
Recorded in other comprehensive income
Actuarial (gains) losses for the period	(75)	46	(166)
Total (loss) / gain recognized during the period	(36)	79	(134)
Other Benefits Plans [Member]
Recorded in operating costs and expenses
Service cost	4	4	4
Past service cost	0	0	0
Settlements, curtailments and other changes	0	(1)	0
Total defined benefit expense	4	3	4
Recorded in other financial expenses
Net interest cost	8	8	6
Recorded in other comprehensive income
Actuarial (gains) losses for the period	1	(1)	(10)
Total (loss) / gain recognized during the period	$ 13	$ 10	$ 0